Borrowings - Schedule of Optional Redemption Price Expressed as Percentage (Detail)	Dec. 31, 2017
2017 [member]
Description of redemption option [line items]
Redemption Price	103.00%
2018 [member]
Description of redemption option [line items]
Redemption Price	101.50%
2019 and thereafter [member]
Description of redemption option [line items]
Redemption Price	100.00%